Trademarks, Goodwill and Other Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
3. Trademarks, Goodwill and Other Intangibles

Trademarks and other intangibles, net consist of the following:

	June 30, 2013	December 31, 2012
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(928,000)	(665,000)
Net carrying amount	$45,572,000	$45,835,000

Amortization expense for intangible assets for both the Current Quarter and the quarter ended June 30, 2012 (the “Prior Year Quarter”) was $132,000. Amortization expense for intangible assets for the Current Six Months and the six months ended June 30, 2012 (the “Prior Year Six Months”) was $263,000 and $264,000, respectively. The trademarks of the Isaac Mizrahi Brand and related goodwill have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's unaudited consolidated statements of operations.

The Company has $12,371,000 of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting relating to the acquisition of the Isaac Mizrahi Business. There was no change in goodwill during the Current Six Months.

3. Trademarks, Goodwill and Other Intangibles

Trademarks, and other intangibles, net consist of the following:

	December 31, 2012	December 31, 2011
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(665,000)	(136,000)
Net carrying amount	$45,835,000	$46,364,000

The following table presents amortization expense for Licensing Agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2013	$806,000	$529,000
December 31, 2014	277,000	529,000
December 31, 2015	-	277,000

Amortization expense for intangible assets for the year ended December 31, 2012 and the period from September 29, 2011 to December 31, 2011 is $529,000 and $136,000, respectively. Amortization expense for the Predecessor Periods was nil. The IM Trademarks and related goodwill have been determined to have an indefinite useful life and accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company's consolidated statements of operations.

In connection with the Company’s acquisition of the Isaac Mizrahi Business, the Company recognized $12,371,000 of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting. There was no change in goodwill during 2012.